Debt (Details) - Credit facilities - RUB (₽) ₽ in Millions	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt
Credit facility balance payable	₽ 1,863	₽ 1,545
Maximum
Debt
Credit facility limit	3,460
Secured credit facility limit	₽ 2,000
Borrowings maturity	December 2021
Interest rate	30.00%